STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes
STOCKHOLDERS' DEFICIT

NOTE 9 - STOCKHOLDERS’ DEFICIT

Reverse Stock Split

On November 11, 2020, ZIVO’s stockholders approved a reverse stock split of its common stock within the range of 1-for-25 to 1-for-120 of our authorized, issued, and outstanding shares of common stock. The Board, in its discretion, will determine the final ratio, effective date, and date of filing of the certificate of amendment to our articles of incorporation, as amended, in connection with the reverse stock split. The Board has not yet finalized the stock-split, therefore all option, share and per share information in this Quarterly Report on Form 10Q does not give effect to any proposed reverse stock split.

Stock Issuances

During the three months ended March 31, 2021, the Company issued 7,726,264 shares at an average price of $0.135 for proceeds of $1,040,000, to private investors. In addition, during this same period, a related party purchased 357,142 shares of the Company’s common stock at $0.14 per share for proceeds of $50,000.

During the three months ended March 31, 2020, the Company issued 156,252 shares at $0.16 per share for proceeds of $25,000, to private investors.

Stock Warrants Exercised

During the quarter ended March 31, 2021, warrants to purchase 50,000 shares of the Company’s common stock were exercised on a “cashless” basis resulting in the issuance of 22,973 shares of common stock.

During the three months ended March 31, 2020, HEP Investments, a principal shareholder and related party, assigned warrants to purchase 3,750,000 shares of the Company’s common stock to third party investors. These warrants were exercised at $0.10 per share resulting in proceeds of $375,000. Due to the nature of this transaction, the Company considered the warrants to be contributed capital from a majority shareholder and recorded equity related finance charges. The warrants were valued at $453,441 using the Black Scholes pricing model relying on the following assumptions: volatilities ranging from 128.20% to 142.46%; annual rate of dividends 0%; discount rates ranging from 0.66% to 1.65%.

In addition, the Company issued 10,000 shares of the Company’s common stock at $0.10 per share for proceeds of $1,000 from the exercise of warrants.

Sale of Common Stock Warrants

In connection with the License Co-Development Participation Agreements (“Participation Agreements”) (see Note 8), the Company sold warrants to purchase 315,000 shares of common stock for $40,799. The warrants were valued based on the Black Scholes pricing model relying on the following assumptions: volatility 139.55% to 149.20%; annual rate of dividends 0%; discount rate 0.41% to 0.45%.

2019 Omnibus Long-Term Incentive Plan

On November 29, 2019, after approval from the Board, the Company entered into and adopted the 2019 Omnibus Long-Term Incentive Plan (the “2019 Incentive Plan”) for the purpose of enhancing the Registrant’s ability to attract and retain highly qualified directors, officers, key employees and other persons and to motivate such persons to improve the business results and earnings of the Company by providing an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. The 2019 Incentive Plan will be administered by the compensation committee of the Board who will, amongst other duties, have full power and authority to take all actions and to make all determinations required or provided for under the 2019 Incentive Plan. Pursuant to the 2019 Incentive Plan, the Company may grant options, share appreciation rights, restricted shares, restricted share units, unrestricted shares and dividend equivalent rights. The Plan has a duration of 10 years.

Subject to adjustment as described in the 2019 Incentive Plan, the aggregate number of common shares (“Shares”) available for issuance under the 2019 Incentive Plan is One Hundred Two Million (102,000,000) Shares. The exercise price of each Share subject to an Option (as defined in the 2019 Incentive Plan) shall be at least the Fair Market Value (as defined in the 2019 Incentive Plan) (except in the case of an incentive stock option granted to more than 10% shareholder of the Company, in which case the price should not be less than 110% of the Fair Market Value) on the date of the grant of a Share and shall have a term of no more than ten years. As of March 31, 2021, 62,500,000 Options have been issued with terms between 5 years and 10 years. Based on certain performance milestones, the grant agreements also provide for the issuance of an additional 12,000,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and with a term of no more than ten years.

Common Stock Options

A summary of the status of the Company’s Options related to the 2019 Incentive Plan is presented below:

	March 31, 2021		December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	48,500,000	$0.12	-	$-
Issued	14,000,000	0.14	48,500,000	0.12
Outstanding, end of period	62,500,000	$0.13	48,500,000	$0.12

Options outstanding and exercisable by price range as of March 31, 2021 were as follows:

Outstanding Options			Exercisable Options
Range of Exercise Price	Number	Average Weighted Remaining Contractual Life in Years	Range of Exercise Price	Number	Weighted Average Exercise Price
$0.10-0.109	28,000,000	8.63	$0.10-0.109	28,000,000	$0.10
0.11-0.119	2,000,000	4.48	0.11-0.119	625,000	0.11
0.12-0.129	2,000,000	4.38	0.12-0.129	1,000,000	0.12
0.14-0.149	15,000,000	9.69	0.14-0.149	5,000,000	0.14
0.15-0.159	2,000,000	8.93	0.15-0.159	2,000,000	0.15
0.16-0.169	13,500,000	3.89	0.16-0.169	10,000,000	0.16
	62,500,000	7.60		$46,625,000	$0.12

Common Stock Warrants

A summary of the status of the Company’s warrants is presented below:

	March 31, 2021		December 31, 2020
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	200,177,006	$0.09	194,204,339	$0.09
Issued	315,000	0.14	23,005,000	0.12
Exercised	(50,000)	0.08	(14,365,000)	0.10
Cancelled	-	-	-	-
Expired	(125,000)	0.09	(2,667,333)	0.08
Outstanding, end of period	200,317,006	$0.09	200,177,006	$0.09

Warrants outstanding and exercisable by price range as of March 31, 2021 were as follows:

Outstanding Warrants			Exercisable Warrants
Exercise Price	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.05	1,000,000	0.45	$0.05	1,000,000	$0.05
0.06	16,050,000	1.34	0.06	16,050,000	0.06
0.07	2,500,000	1.45	0.07	2,500,000	0.07
0.08	30,368,477	2.15	0.08	30,368,477	0.08
0.09	100,000	1.33	0.09	100,000	0.09
0.10	124,773,734	2.12	0.10	124,773,734	0.10
0.11	3,704,795	2.98	0.11	3,704,795	0.11
0.12	18,555,000	4.45	0.12	18,555,000	0.12
0.14	2,865,000	2.75	0.14	2,865,000	0.14
0.18	400,000	3.75	0.18	400,000	0.18
	200,317,006	2.29		200,317,006	$0.10

NOTE 11 – STOCKHOLDERS’ DEFICIENCY

Recapitalization

On May 1, 2019, the shareholders of the Company voted for approval and adoption of an amendment to the Articles of Incorporation, as amended, to increase the number of authorized shares of common stock from 700,000,000 shares to 1,200,000,000 shares. The Certificate of Amendment to the Articles of Incorporation has been filed with the Secretary of State of Nevada.

Reverse Stock Split

On November 11, 2020, ZIVO’s stockholders approved a reverse stock split of its Common Stock within the range of 1-for-25 to 1-for-120 of our authorized, issued, and outstanding shares of Common Stock. The Board, in its discretion, will determine the final ratio, effective date, and date of filing of the certificate of amendment to our articles of incorporation, as amended, in connection with the reverse stock split. The Board has not yet finalized the stock-split, therefore all option, share and per share information in this Annual Report on Form 10K does not give effect to any proposed reverse stock split.

Board of Directors fees

On September 26, 2019, the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock at an exercise price of $0.08 per share. The warrants have a term of five years and vest immediately. The warrants were valued at $192,614 using the Black Scholes pricing model relying on the following assumptions: volatility 185.11%; annual rate of dividends 0%; discount rate 1.66%. In addition, each director is entitled to receive $10,000 for each annual term served.

On September 30, 2020, the board of directors granted to three of its directors warrants to purchase 500,000 shares of common stock and the Chairman of the Board warrants to purchase 10 million shares of common stock at an exercise price of $0.10 per share. The warrants have a term of five years and vest immediately. The warrants were valued at $1,248,616 using the Black Scholes pricing model relying on the following assumptions: volatility 144.93%; annual rate of dividends 0%; discount rate 0.28%. In addition, each director is entitled to receive $10,000 for each annual term served.

The Company recorded directors’ fees of $1,280,366 and $232,614 for the years ended December 31, 2020 and 2019, respectively, representing the cash fees paid or accrued and the value of the vested warrants described above.

Stock Based Compensation

In May 2019, in connection with a Supply Consulting Agreement, the Company issued a warrant to purchase 5,000,000 shares of common stock at an exercise price of $0.08 for a term of five years. The warrants were valued at $529,023 using the Black Scholes pricing model relying on the following assumptions: volatility 181.49%; annual rate of dividends 0%; discount rate 2.34% (See Note 9 – Commitments and Contingencies: Supply Chain Consulting Agreement). In October 2019, 2,000,000 of those warrants were returned to the Company resulting in a reduction in the value of $211,609. In August 2019, the Company issued warrants to purchase 3,000,000 shares of common stock at an exercise price of $0.10 with a term of 5 years pursuant to an agreement with a financial consultant. The warrants were valued at $231,032 using the Black Scholes pricing model relying on the following assumptions: volatility 184.75%; annual rate of dividends 0%; discount rate 1.58%. In October 2019, the Company issued a warrant to purchase 1,000,000 shares of common stock at an exercise price of $0.10 with a term of 5 years pursuant to an agreement with a development consultant. The warrants were valued at $129,762 using the Black Scholes pricing model relying on the following assumptions: volatility 150.34%; annual rate of dividends 0%; discount rate 2.55%. In December 2019, the Company issued warrants to purchase 400,000 shares of common stock at an exercise price of $0.18 with a term of 5 years pursuant to an agreement with a financial consultant. The warrants were valued at $61,424 using the Black Scholes pricing model relying on the following assumptions: volatility 184.10%; annual rate of dividends 0%; discount rate 1.68%.

On November 24, 2020, the parties entered into a Second Amendment to the Supply Chain Consulting Agreement whereby the issuance to Consultant a cashless warrant with a five-year term to purchase nineteen million (19,000,000) shares of the Company’s common stock was reduced to thirteen million (13,000,000) shares of the Company’s common stock, and a cashless warrant with a five-year term to purchase three million (3,000,000) shares of the Company’s common stock was issued to a member of the Consultant.  The warrants were valued at $386,348 using the Black Scholes pricing model relying on the following assumptions: volatility 148.83%; annual rate of dividends 0%; discount rate 0.39%.

Stock Issuances

During the year ended December 31, 2020, the Company issued 3,744,588 shares of its common stock at an average price of $0.11 per share for proceeds of $400,866. Of this amount, 3,732,051 shares ($399,612 of proceeds) were issued to private investors and 12,537 shares ($1,254 of proceeds) were issued to Mr. Maggiore, a related party.

During the year ended December 31, 2019, the Company issued 26,500,000 shares of its common stock at $0.10 per share, for proceeds of $2,650,000.  Of this amount, 20,500,000 shares ($2,050,000 of proceeds) were issued to private investors and 6,450,000 shares ($645,000 of proceeds) were issued to HEP, a related party. The Company also issued to HEP warrants to purchase 1,060,000 shares of common stock at an exercise price of $0.10 with a term of 5 years in connection with the issuances. Investors exercised 9,688,917 common stock warrants, at an average price of $0.10 per share, for proceeds of $982,017.  HEP, a related party, exercised 618,750 of those warrants at an average of $0.08 per share, representing $50,000 of the proceeds.

Stock Warrants Exercised

During the year ended December 31, 2020, HEP, a principal shareholder and related party, assigned warrants to purchase 4,250,000 shares of the Company’s Common Stock to third party investors. These warrants were exercised at $0.10 per share resulting in proceeds of $425,000. Due to the nature of this transaction, the Company considered the warrants to be contributed capital from a majority shareholder and recorded equity related finance charges. The warrants were valued at $495,501 using the Black Scholes pricing model relying on the following assumptions: volatilities ranging from 128.20% to 142.46%; annual rate of dividends 0%; discount rates ranging from 0.41% to 1.65%.

During the year ended December 31, 2020, warrants to purchase 5,650,000 shares of the Company’s Common Stock were exercised on a “cashless” basis resulting in the issuance of 2,307,334 shares of common stock.

In addition, the Company issued 8,685,000 shares of the Company’s Common Stock at an average price of $0.10 per share for proceeds of $830,400 from the exercise of warrants.  Mr. Maggiore, a related party, exercised 200,000 of those warrants at an exercise price of $0.10 per share, representing $20,000 of the proceeds (from the conversion of a Loan Payable, See Note 7 - Loan Payable, Related Parties).

During the year ended December 31, 2019, HEP, a principal shareholder and related party, assigned warrants to purchase 8,550,000 shares of the Company’s Common Stock to third party investors. These warrants were exercised in the fourth quarter at $0.10 per share resulting in a capital raise of $855,000. Due to nature of this transaction, the Company considered the warrants to be contributed capital from a majority shareholder and recorded equity related finance charges. The warrants were valued at $820,432 using the Black Scholes pricing model relying on the following assumptions: volatilities ranging from 123.49% to 150.39%; annual rate of dividends 0%; discount rates ranging from 1.58% to 2.55%.

Sale of Common Stock Warrants

In connection with the License Co-Development Participation Agreements (“Participation Agreements”) (see Note 10), the Company sold warrants to purchase 8,055,000 shares of common stock for $898,200. The warrants were valued based on the Black Scholes pricing model relying on the following assumptions: volatility 143.94% to 154.26%; annual rate of dividends 0%; discount rate 0.26% to 0.44%.

2019 Omnibus Long-Term Incentive Plan

On November 29, 2019, after approval from the Board, the Company entered into and adopted the 2019 Omnibus Long-Term Incentive Plan (the “2019 Incentive Plan”) for the purpose of enhancing the Registrant’s ability to attract and retain highly qualified directors, officers, key employees and other persons and to motivate such persons to improve the business results and earnings of the Company by providing an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. The 2019 Incentive Plan will be administered by the compensation committee of the Board who will, amongst other duties, have full power and authority to take all actions and to make all determinations required or provided for under the 2019 Incentive Plan. Pursuant to the 2019 Incentive Plan, the Company may grant options, share appreciation rights, restricted shares, restricted share units, unrestricted shares and dividend equivalent rights. The Plan has a duration of 10 years.

Subject to adjustment as described in the 2019 Incentive Plan, the aggregate number of common shares (“Shares”) available for issuance under the 2019 Incentive Plan is One Hundred Two Million (102,000,000) Shares. The exercise price of each Share subject to an Option (as defined in the 2019 Incentive Plan) shall be at least the Fair Market Value (as defined in the 2019 Incentive Plan) (except in the case of a more than 10% shareholder of the Company, in which case the price should not be less than 110% of the Fair Market Value) on the date of the grant of a Share and shall have a term of no more than ten years.  As of December 31, 2020, 49,500,000 Options have been issued with terms between 5 years and 10 years. Based on certain performance milestones, the grant agreements also provide for the issuance of an additional 13,000,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and with a term of no more than ten years, issuance of an additional 13,000,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and with a term of no more than ten years.

Common Stock Options

A summary of the status of the Company’s Options related to the 2020 Incentive Plan is presented below:

	December 31, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	29,000,000	$0.10	-	$-
Issued	20,500,000	0.15	29,000,000	0.10
Outstanding, end of period	49,500,000	$0.12	29,000,000	$0.10

Options outstanding and exercisable by price range as of December 31, 2020 were as follows:

Outstanding Options			Exercisable Options
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.10	28,000,000	8.88	$0.10	28,000,000	$0.10
0.11	1,500,000	4.74	0.11	1,500,000	0.11
0.12	3,000,000	4.63	0.12	0	-
0.13	3,500,000	4.20	0.13	3,500,000	0.13
0.14	1,500,000	7.59	0.14	1,125,000	0.14
0.15	2,000,000	9.18	0.15	2,000,000	0.15
0.16	10,000,000	4.12	0.16	3,000,000	0.16
	49,500,000	7.18	$0.12	39,125,000	$0.11

Executive Compensation

On March 4, 2020, the Company entered into an employment letter with Philip Rice, Chief Financial Officer of the Company (“Agreement”). Under the terms of the Agreement, Mr. Rice will serve as Chief Financial Officer of the Company for one year, with successive automatic renewals for one-year terms, unless either party terminates the Agreement on at least sixty days’ notice prior to the expiration of the then current term of the Agreement. Mr. Rice will receive an annual base salary, commencing on January 1, 2020, of $280,000 (“Base Salary”). The Base Salary shall increase to $300,000, when the following event occurs: within one (1) year after the Effective Date, the Company enters into a term sheet and receives the related financing to receive at least $15,000,000 in equity or other form of investment or debt (“Third Party Financing”) on terms satisfactory to the board of directors of the Company (the “Board”). On the date the Agreement was executed, Mr. Rice received a $25,000 retention bonus and was issued a fully-vested nonqualified stock option to purchase 2,000,000 shares of the Company’s common stock at a price $0.15 per share with a term of 10 years (these options were valued at $297,248 using the Black Scholes pricing model relying on the following assumptions: volatility 163.68%; annual rate of dividends 0%; discount rate 1.02%).

Mr. Rice shall also receive a bonus of $50,000 and a fully-vested nonqualified stock option to purchase 2,000,000 shares of the Company’s common stock exercisable at a price equal to the sixty (60) day trailing quoted price of the Common Stock of the Company in the OTC market, 10 year term, upon the closing, prior to December 31, 2020, of Third Party Financing which raises at least $15,000,000, as long as Mr. Rice was employed at the time of closing or was employed within one year prior to the closing. If, upon the closing prior to December 31, 2021 of Third Party Financing which raises at least $10,000,000 for the Company, Mr. Rice shall receive an additional bonus of $50,000, as long as Mr. Rice was employed at the time of closing or if employed within one year prior to the closing.

Mr. Rice’s Agreement provides that if a Change of Control (as defined in the Agreement) occurs and Mr. Rice resigns for Good Reason (as defined in the Agreement) or Mr. Rice’s employment is terminated without Cause (as defined in the Agreement) during the 24-month period following the Change of Control or during the sixty (60) days immediately preceding the date of a Change of Control, 100% of Mr. Rice’s unvested options will be fully vested and the restrictions on his restricted shares will lapse. Mr. Rice’s Agreement also provides for severance payments of, amongst other things, a lump sum payment of 300% of base salary and payment of 24 months of the base salary in such event.

Mr. Rice will receive the following severance benefits following a termination (as defined) of employment: a continuation of his Base Salary for one (1) year and a fully-vested, nonqualified stock option to purchase 1,000,000 shares of the Company’s common stock at a price equal to the sixty (60) day trailing quoted price of the Common Stock of the Company in the OTC market, 10 year term.

Prior to this Agreement, as compensation for serving as Chief Financial Officer, the Company, quarterly, issued warrants to purchase 50,000 shares of common stock to Philip M. Rice at the prevailing market price with a term of 5 years, provided that the preceding quarterly and annual filings were submitted in a timely and compliant manner, at which time such warrants would vest. On February 12, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $0.10. The warrants were valued at $4,766 using the Black Scholes pricing model relying on the following assumptions: volatility 180.46%; annual rate of dividends 0%; discount rate 2.53%. On May 13, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $0.10. The warrants were valued at $4,800 using the Black Scholes pricing model relying on the following assumptions: volatility 181.72%; annual rate of dividends 0%; discount rate 2.18%. On August 7, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $0.08. The warrants were valued at $3,850 using the Black Scholes pricing model relying on the following assumptions: volatility 184.57%; annual rate of dividends 0%; discount rate 1.59%. On October 28, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $0.08. The warrants were valued at $3,859 using the Black Scholes pricing model relying on the following assumptions: volatility 186.77%; annual rate of dividends 0%; discount rate 1.66%

The Company has additional disclosures related to Executive Compensation in Note 15 - Subsequent Events.

Common Stock Warrants

A summary of the status of the Company’s warrants is presented below.

	December 31, 2020		December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	194,204,339	$0.09	192,148,956	$0.09
Issued	23,005,000	0.12	12,783,672	0.10
Exercised	(14,365,000)	0.10	(9,688,917)	0.10
Cancelled	-	-	(345,205)	0.11
Expired	(2,667,333)	0.08	(694,167)	0.17

Outstanding, end of period	200,177,006	$0.10	194,204,339	$0.09

Warrants outstanding and exercisable by price range as of December 31, 2020 were as follows:

Outstanding Warrants			Exercisable Warrants
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$0.05	1,000,000	0.69	$0.05	1,000,000	$0.05
0.06	16,050,000	1.59	0.06	16,050,000	0.06
0.07	2,500,000	1.69	0.07	2,500,000	0.07
0.08	30,418,477	1.46	0.08	30,418,477	0.08
0.09	225,000	0.81	0.09	225,000	0.09
0.10	124,773,734	2.37	0.10	124,773,734	0.10
0.11	3,704,795	3.22	0.11	3,704,795	0.11
0.12	18,555,000	4.69	0.12	18,555,000	0.12
0.14	2,550,000	2.74	0.14	2,550,000	0.14
0.18	400,000	3.99	0.18	400,000	0.18
	200,177,006	4.34		200,177,006	$0.10